Pledged Assets And Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Pledged Assets And Lease Commitments [Abstract]
Future Minimum Rental Payments

Future Minimum Rentals (dollars in millions)
Years Ended December 31,
2014	$ 31.6
2015	29.5
2016	26.8
2017	23.1
2018	22.4
Thereafter	53.2
Total	$ 186.6

Schedule Of Rental Expense For Premises, Net Of Sublease Income, And Equipment

	Years Ended December 31,
(dollars in millions)	2013	2012	2011
Premises	$ 19.0	$ 19.8	$ 22.7
Equipment	3.0	2.9	2.7
Total	$ 22.0	$ 22.7	$ 25.4